Investments - Schedule of debt securities in an unrealized loss position (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Fair Market Value, Less than 12 Months	$ 8,407	$ 17,303	$ 44,710
Unrealized Loss, Less than 12 Months	(21)	(78)	(74)
Fair Market Value, More than 12 Months	9,943	9,927	0
Unrealized Loss, More than 12 Months	(54)	(135)	0
Fair Market Value	18,350	27,230	44,710
Unrealized Loss	(75)	(213)	(74)
Short Term Marketable Securities [Member]
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Fair Market Value, Less than 12 Months	8,407	17,303	32,991
Unrealized Loss, Less than 12 Months	(21)	(78)	(29)
Fair Market Value, More than 12 Months	9,943	9,927	0
Unrealized Loss, More than 12 Months	(54)	(135)	0
Fair Market Value	18,350	27,230	32,991
Unrealized Loss	$ (75)	$ (213)	$ (29)